PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Reconciliation of Defined Benefit Obligations and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	$ 1,194	$ 1,096	$ 1,237
Interest cost (income)	484	621	920
Administration expenses	(379)	(422)	(611)
Funded status – deficit	16,802	15,052
Pension plans
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	1,132	1,036	1,193
Interest cost (income)	404	515	814
Actuarial (gains) losses from demographic assumptions	(666)	(542)	(163)
Actuarial losses from financial assumptions	9,561	10,924	(5,186)
Experience losses (gains)	282	692	266
Return on plan assets (excluding amounts included in net interest expense)	8,494	11,789	(2,369)
Administration expenses	(379)	(422)	(611)
Funded status – deficit	13,784	12,145
Pension plans | Defined benefit obligations
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset), balance beginning of year	91,148	80,696
Current service cost	1,132	1,036
Interest cost (income)	2,701	3,228
Benefits paid	(4,456)	(5,476)
Actuarial (gains) losses from demographic assumptions	(666)	(542)
Actuarial losses from financial assumptions	9,561	10,924
Experience losses (gains)	282	692
Foreign exchange rate adjustment	507	590
Net defined benefit liability (asset), balance end of year	100,209	91,148	80,696
Pension plans | Fair value of plan assets
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset), balance beginning of year	(79,003)	(68,578)
Interest cost (income)	(2,297)	(2,713)
Benefits paid	4,456	5,476
Foreign exchange rate adjustment	(415)	(560)
Return on plan assets (excluding amounts included in net interest expense)	8,494	11,789
Contributions by the employer	1,051	1,261
Administration expenses	(379)	(422)
Net defined benefit liability (asset), balance end of year	(86,425)	(79,003)	(68,578)
Other plans
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	62	60	44
Interest cost (income)	80	106	106
Actuarial (gains) losses from demographic assumptions	(4)	17	21
Actuarial losses from financial assumptions	105	209	(210)
Experience losses (gains)	(88)	(273)	(113)
Return on plan assets (excluding amounts included in net interest expense)	0	0	0
Administration expenses	0	0	0
Funded status – deficit	3,018	2,907
Other plans | Defined benefit obligations
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset), balance beginning of year	2,907	2,780
Current service cost	62	60
Interest cost (income)	80	106
Benefits paid	(78)	(70)
Actuarial (gains) losses from demographic assumptions	(4)	17
Actuarial losses from financial assumptions	105	209
Experience losses (gains)	(88)	(273)
Foreign exchange rate adjustment	34	78
Net defined benefit liability (asset), balance end of year	3,018	2,907	2,780
Other plans | Fair value of plan assets
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset), balance beginning of year	0	0
Interest cost (income)	0	0
Benefits paid	78	0
Foreign exchange rate adjustment	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Contributions by the employer	78	0
Administration expenses	0	0
Net defined benefit liability (asset), balance end of year	$ 0	$ 0	$ 0